Risks and Financial Instruments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Risks and Financial Instruments
34. Risks and Financial Instruments
a. Risk Management and Financial Instruments—Governance
The main risks to which the Company and its subsidiaries are exposed reflect strategic/operational and economic/financial aspects. Operational/strategic risks (including, but not limited to, demand behavior, competition, technological innovation, and material changes in the industry structure) are addressed by the Company’s management model. Economic/financial risks primarily reflect default of customers, behavior of macroeconomic variables, such as exchange and interest rates, as well as the characteristics of the financial instruments used by the Company and its subsidiaries and their counterparties. These risks are managed through control policies, specific strategies, and the establishment of limits.
The Company has a policy for the management of resources, financial instruments, and risks approved by its CA (“Policy”). In accordance with the Policy, the main objectives of financial management are to preserve the value and liquidity of financial assets and ensure financial resources for the development of the business, including expansions. The main financial risks considered in the Policy are market risks (currencies, interest rates and commodities), liquidity and credit. The governance of the management of financial risks follows the segregation of duties below:
The execution of the Policy has done by corporate financial board, through its treasury department, with the assistance of the accounting, legal and tax departments.
The monitoring of compliance of the Policy and possible issues is the responsibility of the Risk and Investment Committee, (“Committee”), which is composed of CFO, Treasury Director, Controller and other directors designated by the CFO. The Committee holds quarterly meetings and monitors the risk standards established by the Policy through a monitoring map on a monthly basis.
Approval of the Policy and the periodic assessment of Company exposure to financial risks are subject to the approval of the CAof Ultrapar.
The Audit and Risks Committee (“CAR”) advises the CA in the assessment of controls, management and exposure of financial risks and revision of Policy. The Risk, Compliance and Audit board monitors of standards compliance of the Policy and reports to the CAR the risks exposure and compliance or noncompliance of the Policy.
b. Currency Risk
Most transactions of the Company, through its subsidiaries, are located in Brazil and, therefore, the reference currency for risk management is the Brazilian Real. Currency risk management is guided by neutrality of currency exposures and considers the risks of the Company and its subsidiaries and their exposure to changes in exchange rates. The Company considers as its main currency exposures the changes in assets and liabilities in foreign currency and the short-term flow of net sales in foreign currency of Oxiteno.
The Company and its subsidiaries use exchange rate hedging instruments (especially between the Brazilian Real and the U.S. dollar) available in the financial market to protect their assets, liabilities, receipts, and disbursements in foreign currency and net investments in foreign operations. Hedge is used in order to reduce the effects of changes in exchange rates on the Company´s income and cash flows in Brazilian Reais within the exposure limits under its Policy. Such foreign exchange hedging instruments have amounts, periods, and rates substantially equivalent to those of assets, liabilities, receipts, and disbursements in foreign currencies to which they are related.
Assets and liabilities in foreign currencies are stated below, translated into Brazilian Reais:
b.1 Assets and Liabilities in Foreign Currencies

In millions of Brazilian Reais	12/31/2019	12/31/2018
Assets in foreign currency
Cash, cash equivalents and financial investments in foreign currency (except hedging instruments)	455.6	254.2
Foreign trade receivables, net of allowance for doubtful accounts and advances to foreign customers	213.5	235.1
Other net assets in foreign (except cash, cash equivalents, financial investments, trade receivables, financing, and payables)	1,445.0	1,384.9

	2,114.1	1,874.2

Liabilities in foreign currency
Financing in foreign currency, gross of transaction costs and discount	(6,895.1)	(5,515.6)
Payables arising from imports, net of advances to foreign suppliers	(344.5)	(567.7)

	(7,239.6)	(6,083.3)

Foreign currency hedging instruments	3,636.4	2,483.0

Net liability position – Total	(1,489.1)	(1,726.1)

Net asset (liability) position – Income statement effect	452.0	282.7
Net liability position – Equity effect	(1,941.1)	(2,008.8)
b.2 Sensitivity Analysis of Assets and Liabilities in Foreign Currency
Scenarios I, II and III were based on 10%, 25% and 50% variations, respectively, applied on the net position of the Company exposed to the currency risk, simulating the effects of appreciation and devaluation of the Real in the income statement and the equity:
The table below shows, in the three scenarios, the effects of exchange rate changes on the net liability position of R$ 1,489.1 million in foreign currency as of December 31, 2019:

In millions of Brazilian Reais	Risk	Scenario I	Scenario II	Scenario III
		Likely	25%	50%
(1) Income statement effect	Real devaluation	45.2	113.0	226.0
(2) Equity effect		(194.1)	(485.3)	(970.6)

(1) + (2)	Net effect	(148.9)	(372.3)	(744.6)

(3) Income statement effect	Real appreciation	(45.2)	(113.0)	(226.0)
(4) Equity effect		194.1	485.3	970.6

(3) + (4)	Net effect	148.9	372.3	744.6

The table below shows, in the three scenarios, the effects of exchange rate changes on the net liability position of R$ 1,726.1 million in foreign currency as of December 31, 2018:

In millions of Brazilian Reais	Risk	Scenario I	Scenario II	Scenario III
		Likely	25%	50%
(1) Income statement effect	Real devaluation	28.3	70.7	141.4
(2) Equity effect		(200.9)	(502.2)	(1.004.4)

(1) + (2)	Net effect	(172.6)	(431.5)	(863.0)

(3) Income statement effect	Real appreciation	(28.3)	(70.7)	(141.4)
(4) Equity effect		200.9	502.2	1.004.4

(3) + (4)	Net effect	172.6	431.5	863.0

The equity effect refers to cumulative translation adjustments of changes in the exchange rate on equity of foreign subsidiaries (see Notes 2.s.1 and 26.g.2), net investments hedge in foreign entities, cash flow hedge of firm commitment and highly probable transaction (see Note 2.c and “h. Hedge Accounting” below).

c. Interest Rate Risk
The Company and its subsidiaries adopt policies for borrowing and investing financial resources and for capital cost minimization. The financial investments of the Company and its subsidiaries are primarily held in transactions linked to the DI, as set forth in Note 4. Borrowings primarily relate to financing from Banco do Brasil, as well as debentures and borrowings in foreign currency, as shown in Note 16.
The Company attempts to maintain most of its financial interest assets and liabilities at floating rates.

c.1 Assets and liabilities exposed to floating interest rates
The financial assets and liabilities exposed to floating interest rates are demonstrated below:

In millions of Brazilian Reais	Note	12/31/2019	12/31/2018
DI
Cash equivalents	4.a	1,780.9	3,722.3
Financial investments	4.b	2,610.7	2,537.3
Asset position of foreign exchange hedging instruments—DI	34.g	19.3	33.9
Loans and debentures	16.a	(6,268.6)	(8,440.9)
Liability position of foreign exchange hedging instruments—DI	34.g	(3,318.3)	(2,205.5)
Liability position of fixed interest instruments + IPCA – DI	34.g	(821.9)	(823.5)

Net liability position in DI		(5,997.9)	(5,176.4)

TJLP
Loans – TJLP	16.a	(103.9)	(201.2)

Net liability position in TJLP		(103.9)	(201.2)

LIBOR
Asset position of foreign exchange hedging instruments—LIBOR	34.g	850.3	811.6
Loans—LIBOR	16.a	(1,457.3)	(1,437.1)

Net liability position in LIBOR		(607.0)	(625.5)

TIIE
Loans—TIIE	16.a	0	(4.0)

Net liability position in TIIE		0	(4.0)

SELIC
Loans – SELIC	16.a	(30.4)	(51.5)

Net liability position in SELIC		(30.4)	(51.5)

Total net liability position exposed to floating interest		(6,739.2)	(6,058.6)

c.2 Sensitivity Analysis of Floating Interest Rate Risk
For sensitivity analysis of floating interest rate risk, the Company used the accumulated amount of the reference indexes (DI, TJLP, LIBOR, TIIE and SELIC) as a base scenario. Scenarios I, II and III were based on 10%, 25% and 50% variations, respectively, applied in the floating interest rate of the base scenario:
The tables below show the incremental expenses and income that would be recognized in financial income, due to the effect of floating interest rate changes in different scenarios.

		12/31/2019
In millions of Brazilian Reais	Risk	Scenario I	Scenario II	Scenario III
		Likely	25%	50%
Exposure of interest rate risk
Interest effect on cash equivalents and financial investments	Increase in DI	29.3	73.3	146.5
Foreign exchange hedging instruments (assets in CDI) effect	Increase in DI	0.1	0.1	0.3
Interest effect on debt in DI	Increase in DI	(44.5)	(111.2)	(222.3)
Interest rate hedging instruments (liabilities in CDI) effect	Increase in DI	(39.2)	(85.6)	(162.9)

Incremental expenses		(54.3)	(123.4)	(238.4)

Interest effect on debt in TJLP	Increase in TJLP	(1.2)	(3.0)	(6.1)

Incremental expenses		(1.2)	(3.0)	(6.1)

Foreign exchange hedging instruments (assets in LIBOR) effect	Increase in LIBOR	1.7	4.3	8.6
Interest effect on debt in LIBOR	Increase in LIBOR	(3.6)	(8.9)	(17.8)

Incremental expenses		(1.9)	(4.6)	(9.2)

Interest effect on debt in TIIE	Increase in TIIE	0	0	0

Incremental expenses		0	0	0

Interest effect on debt in SELIC	Increase in SELIC	(0.3)	(0.6)	(1.3)

Incremental expenses		(0.3)	(0.6)	(1.3)

		12/31/2018
In millions of Brazilian Reais	Risk	Scenario I	Scenario II	Scenario III
		Likely	25%	50%
Exposure of interest rate risk
Interest effect on cash equivalents and financial investments	Increase in DI	32.7	81.7	163.3
Foreign exchange hedging instruments (assets in DI) effect	Increase in DI	0.1	0.2	0.5
Interest effect on debt in DI	Increase in DI	(55.0)	(137.4)	(274.9)
Interest rate hedging instruments (liabilities in DI) effect	Increase in DI	(33.7)	(73.4)	(139.6)

Incremental expenses		(55.9)	(128.9)	(250.7)

Interest effect on debt in TJLP	Increase in TJLP	(1.7)	(4.2)	(8.3)

Incremental expenses		(1.7)	(4.2)	(8.3)

Foreign exchange hedging instruments (assets in LIBOR) effect	Increase in LIBOR	2.8	6.9	13.9
Interest effect on debt in LIBOR	Increase in LIBOR	(3.6)	(9.1)	(18.1)

Incremental expenses		(0.8)	(2.2)	(4.2)

Interest effect on debt in TIIE	Increase in TIIE	(0.1)	(0.3)	(0.5)

Incremental expenses		(0.1)	(0.3)	(0.5)

Interest effect on debt in SELIC	Increase in SELIC	(0.4)	(1.0)	(2.0)

Incremental expenses		(0.4)	(1.0)	(2.0)

d. Credit Risks
The financial instruments that would expose the Company and its subsidiaries to credit risks of the counterparty are basically represented by cash and bank deposits, financial investments, hedging instruments (see Note 4), and trade receivables (see Note 5).
d.1 Credit risk of financial institutions
Such risk results from the inability of financial institutions to comply with their financial obligations to the Company and its subsidiaries due to insolvency. The Company and its subsidiaries regularly conduct a credit review of the institutions with which they hold cash and cash equivalents, financial investments, and hedging instruments through various methodologies that assess liquidity, solvency, leverage, portfolio quality, etc. Cash and cash equivalents, financial investments, and hedging instruments are held only with institutions with a solid credit history, chosen for safety and soundness. The volume of cash and cash equivalents, financial investments, and hedging instruments are subject to maximum limits by each institution and, therefore, require diversification of counterparties.
d.2 Government credit risk
The Company’s policy allows investments in government securities from countries classified as investment grade AAA or aaa by specialized credit rating agencies (S&P, Moody’s and Fitch) and in Brazilian government bonds. The volume of such financial investments is subject to maximum limits by each country and, therefore, requires diversification of counterparties.
The credit risk of financial institution and government of cash, cash equivalents and financial investments is summarized below:

	Fair Value
Counterparty credit rating	12/31/2019	12/31/2018
AAA	4,906,077	5,933,671
AA	331,512	707,358
A	418,020	262,553
BBB	56,488	90,824

Total	5,712,097	6,994,406

d.3 Customer credit risk
The credit policy establishes the analysis of the profile of each new customer, individually, regarding their financial condition. The review carried out by the subsidiaries of the Company includes the evaluation of external ratings, when available, financial statements, credit bureau information, industry information and, when necessary, bank references. Credit limits are established for each customer and reviewed periodically, in a shorter period the greater the risk, depending on the approval of the responsible area in cases of sales that exceed these limits.
In monitoring credit risk, customers are grouped according to their credit characteristics and depending on the business the grouping takes into account, for example, whether they are natural or legal clients, whether they are wholesalers, resellers or final customers, considering also the geographic area.
The expected credit losses are calculated by the expected loss approach based on the probability of default rates. Loss rates are calculated on the basis of the average probability of a receivable amount to advance through successive stages of default until full write-off.
The probability of default calculation takes into account a credit risk score for each exposure, based on data considered to be capable of foreseeing the risk of loss (external classifications, audited financial statements, cash flow projections, customer information available in the press, for example), with addition of the credit assessment based on experience.

Such credit risks are managed by each business unit through specific criteria for acceptance of customers and their credit rating and are additionally mitigated by the diversification of sales. No single customer or group accounts for more than 10% of total revenue.
The subsidiaries of the Company request guarantees related to trade receivables and other receivables in specific situations to customers, but these guarantees don’t influence in the calculation of risk of loss. The subsidiaries of the Company maintained the following allowance for expected losses on doubtful accounts balances on trade receivables:

	12/31/2019	12/31/2018
Ipiranga	447,235	442,486
Ultragaz	94,985	61,975
Oxiteno	13,252	12,371
Extrafarma	3,419	5,858
Ultracargo	2,001	2,089

Total	560,892	524,779

The table below presents information about credit risk exposure:

	12/31/2019			12/31/2018
	Weighted average rate of losses	Accounting balance	Provision for losses	Weighted average rate of losses	Accounting balance	Provision for losses
Current	1.3%	3,843,803	50,198	1.5%	4,372,784	66,208
less than 30 days	2.1%	185,612	3,975	4.0%	132,884	5,344
31-60 days	7.1%	37,801	2,688	7.9%	68,733	5,396
61-90 days	20.4%	24,861	5,062	11.3%	59,006	6,664
91-180 days	41.8%	91,633	38,337	55.8%	105,703	58,959
more than 180 days	53.1%	867,618	460,632	58.6%	652,075	382,208

		5,051,328	560,892		5,391,185	524,779

The information about expected

losses on doubtful a
c
counts balances by geographic area are as follows:

	12/31/2019	12/31/2018
Brasil	550,928	513,136
México	1,123	621
Uruguai	267	257
Outros países da América Latina	561	1,750
Estados Unidos e Canadá	889	1,394
Europa	7,075	6,842
Outros	49	779

	560,892	524,779

For further information about the allowance for
expected losses on doubtful accounts, see Notes 5.a and 5.b.
e. Liquidity Risk
The Company and its subsidiaries’ main sources of liquidity derive from (i) cash, cash equivalents, and financial investments, (ii) cash generated from operations and (iii) financing. The Company and its subsidiaries believe that these sources are sufficient to satisfy their current funding requirements, which include, but are not limited to, working capital, capital expenditures, amortization of debt, and payment of dividends.
The Company and its subsidiaries periodically examine opportunities for acquisitions and investments. They consider different types of investments, either directly, through joint ventures, or through associated companies, and finance such investments using cash generated from operations, debt financing, through capital increases, or through a combination of these methods.
On December 31, 2019, the gross indebtedness due over the next twelve months totaled
R$ 1,532.0 million, including estimated interests on loans (for quantitative information, see Note 16.a). Furthermore, the investment plan for 2020 total ed
 R$ 1,771 million. On December 31, 2019, the Company and its subsidiaries had R$ 5,205.6 million in cash, cash equivalents, and short-term financial investments (for quantitative information, see Note 4).
The table below presents a summary of financial liabilities as of December 31, 2019 by the Company and its subsidiaries, listed by maturity. The amounts disclosed in this table are the contractual undiscounted cash outflows, and, therefore, these amounts may be different from the amounts disclosed on the balance sheet.

	In millions of Brazilian Reais
Financial liabilities	Total	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years
Loans including future contractual interest (1) (2)	17,224.8	1,532.0	5,954.9	4,686.3	5,051.5
Currency and interest rate hedging instruments (3)	588.4	131.1	143.7	129.3	184.3
Trade payables	2,700.1	2,700.1	0	0	0
Leases payable	2,043.8	310.0	904.7	508.7	320.4

(1)
To calculate the estimated interest on loans some macroeconomic assumptions were used, including averaging for the period the following: (i) DI of % 4.40% to 2020, 4.95% to 2021, 5.57% to 2022 and 6.01% to 2023, (ii) exchange rate of the Real against the U.S. dollar of R$ 4,05 in 2020, R$ 4.17 in 2021, R$ 4.33 in 2022, R$ 4.52 in 2023, R$ 4.73 in 2024, R$ 4.93 in 2025, R$ 5.13 in 2026, R$ 5.34 in 2027, R$ 5.56 in 2028 and R$ 5.78 in 2029 (iii) TJLP of 5.57%, (iv)
IGP-M
of 4.18% in 2020, 3.99% in 2021, 3.75% in 2022, 3.58% as from 2023 and (v) IPCA of 3.46% in 2020, 3.45% in 2021, 3.50% in 2022 and 3.25% as from 2023(source:B3, Bulletin Focus and financial institutions).

(2)	Includes estimated interest payments on short-term and long-term loans until the payment date.
(3)
The currency and interest rate hedging instruments were estimated based on projected U.S dollar futures contracts and the futures curves of DI x Pre and Pre x IPCA contracts quoted on B3 on December 28, 2019 and on the futures curve of LIBOR (ICE—IntercontinentalExchange) and commodities heating oil
contracts and RBOB quoted on
New York Mercantile Exchange
(“NYMEX”) on December 31, 2019. In the table above, only the hedging instruments with negative results at the time of settlement were considered.

f. Capital Management
The Company manages its capital structure based on indicators and benchmarks. The key performance indicators related to the capital structure management are the weighted average cost of capital, net debt / EBITDA, interest coverage, and indebtedness / equity ratios. Net debt is composed of cash, cash equivalents, and financial investments (see Note 4) and loans, including debentures (see Note 16). The Company can change its capital structure depending on the economic and financial conditions, in order to optimize its financial leverage and capital management. The Company seeks to improve its return on invested capital by implementing efficient working capital management and a selective investment program.
g. Selection and Use of Financial Instruments
In selecting financial investments and hedging instruments, an analysis is conducted to estimate rates of return, risks involved, liquidity, calculation methodology for the carrying value and fair value, and a review is conducted of any documentation applicable to the financial instruments. The financial instruments used to manage the financial resources of the Company and its subsidiaries are intended to preserve value and liquidity.
The Policy contemplates the use of derivative financial instruments only to cover identified risks and in amounts consistent with the risk (limited to 100% of the identified risk). The risks identified in the Policy are described in the above sections and are subject to risk management. In accordance with the Policy, the Company and its subsidiaries can use forward contracts, Swaps, options, and futures contracts to manage identified risks. Leveraged derivative instruments are not permitted. Because the use of derivative financial instruments is limited to the coverage of identified risks, the Company and its subsidiaries use the term “hedging instruments” to refer to derivative financial instruments.
The table below summarizes the position of hedging instruments entered by the Company and its subsidiaries:
Designated as hedge accounting

Product	Hedged object	Rates agreement		Maturity	Notional amount 1				Fair value
		Assets	Liabilities		12/31/2019		12/31/2018		12/31/2019	12/31/2018
									R$ million	R$ million
Foreign exchange swap	Debt	USD + 4.51%	104.0% DI	nov-23	USD	245.0	USD	245.0	69.3	(10.3)
Foreign exchange swap	Debt	LIBOR-3M + 1.11% = 4.1%	105.0% DI	jul-23	USD	150.0	USD	150.0	75.0	45.6
Interest rate swap	Debt	4.57% + IPCA	95.8% DI	oct-24	R$	806.1	R$	806.1	144.1	35.6
Interest rate swap	Debt	6.47%	100% DI	nov-24	R$	90.0		—	0.6	—
Zero Cost Collar	Operating margin	Put USD 3.68	Call USD 4.60	dec-20	USD	60.0	USD	149.4	(0.1)	0.3

									288.9	71.2
Not designated as hedge accounting

Product	Hedged object	Rates agreement		Maturity	Notional amount 1				Fair value
		Assets	Liabilities		12/31/2019		12/31/2018		12/31/2019	12/31/2018
									R$ million	R$ million
Foreign exchange swap	Debt	USD + 3.60%	65.0% DI	jun-29	USD	853.0	USD	758.3	353.5	246.5
Foreign exchange swap	Debt	LIBOR-3M + 2.0% = 4.3%	105.9% DI	jun-20	USD	60.0	USD	60.0	48.5	38.0
Foreign exchange swap	Firm commitments	USD + 0.00%	39.9% DI	oct-19	USD	17.9	USD	98.5	(2.2)	(8.6)
Foreign exchange swap	Operating margin	34.8% DI	USD + 0.00%	feb-20	USD	4.7	USD	8.9	0.6	0.1
NDF	Firm commitments	BRL	USD	jan-20	USD	71.6		—	(1.1)	—
Term	Firm commitments	BRL	Heating oil / RBOB	jan-20	USD	56.0		—	(1.3)	—

									398.0	276.0

(1)	In million. Currency as indicated.
All transactions mentioned above were properly registered with CETIP S.A.

h. Hedge Accounting
The Company and its subsidiaries use derivative and
non-derivative
financial instruments for hedging purposes and test, throughout the duration of the hedge, their effectiveness, as well as the changes in their fair value.
h.1 Fair value hedge
The Company and its subsidiaries designate as fair value hedges certain financial instruments used to offset the variations in interest and exchange rates, which are based on the market value of financing contracted in Brazilian Reais and U.S. dollars.
The foreign exchange hedging instruments designated as fair value hedge are:

In millions, except the DI %	12/31/2019	12/31/2018
Notional amount – US$	395.0	395.0
Result of hedging instruments – gain/(loss) – R$	79.5	149.2
Fair value adjustment of debt – R$	(36.8)	(28.5)
Financial expense in the statements of profit or loss – R$	(130.3)	(215.9)
Average effective cost – DI %	104.4	104.4
For more information, see Note 16.c.1.
The interest rate hedging instruments designated as fair value hedge are:

In millions, except the DI %	12/31/2019	12/31/2018
Notional amount – R$	806.1	806.1
Result of hedging instruments – gain/(loss) – R$	73.0	25.8
Fair value adjustment of debt – R$	(77.0)	(13.3)
Financial expense in the statements of profit or loss – R$	(68.1)	(50.2)
Average effective cost – DI %	95.8	95.8
For more information, see Notes 16.g.2, 16.g.4 and 16.g.6.

In millions, except the DI %	12/31/2019	12/31/2018
Notional amount – R$	90.0	—
Result of hedging instruments – gain/(loss) – R$	0.6	—
Fair value adjustment of debt – R$	(0.2)	—
Financial expense in the statements of profit or loss – R$	(0.4)	—
Average effective cost – CDI %	99.9	—
For more information, see Note 16.g.7.

h.2 Cash flow hedge
The Company and its subsidiaries designate, as cash flow hedge of firm commitment and highly probable transactions, derivative financial instruments to hedge firm commitments and non-derivative
financial instruments to hedge highly probable future transactions, to hedge against fluctuations arising from changes in exchange rate.
On December 31, 2019, the Company had no exchange rate and commodities hedging instruments of firm commitments designated as cash flow hedges. For the exchange rate and commodities hedging instruments settled in 2019, a loss of R$ 29.1 million (a gain of R$ 10.7 million for the period ended on December 31, 2018) was recognized in the statement of profit or loss.
On December 31, 2019, the notional amount of foreign exchange hedging instruments for highly probable future transactions designated as cash flow hedge, related to notes in the foreign market totaled US$ 550.0 million (US$ 570.0 million on December 31, 2018). On December 31, 2019, the unrealized loss of “Other comprehensive income” is R$ 293.3 million (loss of R$ 243.7 million on December 31, 2018), net of deferred IRPJ and CSLL.
On December 31, 2019, the notional amount of foreign exchange hedging instruments for highly probable future transactions designated as cash flow hedge, related to future sales revenues of Oxiteno (zero cost collars) totaled US$ 60.0 million (US$ 149.4 million on December 31, 2018). On December 31, 2019, the unrealized loss of “Other comprehensive income” is R$ 0.1 million (gain of R$ 0.2 million on December 31, 2018), net of deferred IRPJ and CSLL.
h.3 Net investment hedge in foreign entities
The Company and its subsidiaries designate, as net investment hedge in foreign entities, notes in the foreign market, for hedging net investment in foreign entities, to offset changes in exchange rates.
On December 31, 2019, the balance of foreign exchange hedging instruments designated as net investments hedge in foreign entities, related to part of the investments made in entities which functional currency is other than the Brazilian Real, totaled US$ 95.0 million (US$ 96.0 million on December 31, 2018).On December 31, 2019, the unrealized loss of “Other comprehensive income” is R$ 55.7 million (loss of R$ 45.9 million on December 31, 2018), net of deferred income and social contribution taxes. The effects of exchange rate changes on investments and hedging instruments were offset in equity.
i. Gains (losses) on Hedging Instruments
The following tables summarize the value of gains (losses) recognized, which affected the equity of the Company and its subsidiaries:

	2019
	R$ million
	Profit or loss	Equity
a – Exchange rate swaps receivable in U.S. dollars (i) (ii)	230.0	0.0
b – Exchange rate swaps payable in U.S. dollars (ii)	(1.7)	(0.1)
c – Interest rate swaps in R$ (iii)	(4.0)	0
d – Non-derivative financial instruments (iv)	(262.1)	(349.0)

Total	(37.8)	(349.0)

	2018
	R$ million
	Profit or loss	Equity
a – Exchange rate swaps receivable in U.S. dollars (i) (ii)	181.5	—
b – Exchange rate swaps payable in U.S. dollars (ii)	(3.8)	0.2
c – Interest rate swaps in R$ (iii)	12.5	—
d – Non-derivative financial instruments (iv)	(134.0)	(289.6)

Total	56.2	(289.4)

	2017
	R$ million
	Profit or loss	Equity
a – Exchange rate swaps receivable in U.S. dollars (i) (ii)	(72.1)	5.3
b – Exchange rate swaps payable in U.S. dollars (ii)	3.2	—
c – Interest rate swaps in R$ (iii)	15.9	—
d – Non-derivative financial instruments (iv)	(104.2)	(36.7)

Total	(157.2)	(31.4)

(i)	Does not consider the effect of exchange rate variation of exchange Swaps receivable in U.S. dollars when this effect is offset in the gain or loss of the hedged item (debt/firm commitments);
(ii)	Considers the designation effect of foreign exchange hedging;
(iii)	Considers the designation effect of interest rate hedging in Brazilian Reais; and
(iv)	Considers the results of notes in the foreign market (for further information see Note 16.b).

j. Fair Value of Financial Instruments
The fair values and the carrying values of the financial instruments, including currency and interest rate hedging instruments, are stated below:

			12/31/2019		12/31/2018
	Category	Note	Carrying value	Fair value	Carrying value	Fair value
Financial assets:
Cash and cash equivalents
Cash and bank deposits	Measured at amortized cost	4.a	284,992	284,992	205,482	205,482
Financial investments in local currency	Measured at fair value through other comprehensive income	4.a	1,780,939	1,780,939	3,722,308	3,722,308
Financial investments in foreign currency	Measured at fair value through profit or loss	4.a	49,448	49,448	11,161	11,161
Financial investments:
Fixed-income securities and funds in local currency	Measured at fair value through profit or loss	4.b	1,937,967	1,937,967	2,462,018	2,462,018
Fixed-income securities and funds in local currency	Measured at fair value through other comprehensive income	4.b	595,816	595,816	2,208	2,208
Fixed-income securities and funds in local currency	Measured at amortized cost	4.b	76,904	76,904	73,089	73,089
Fixed-income securities and funds in foreign currency	Measured at fair value through other comprehensive income	4.b	303,417	303,417	154,811	154,811
Currency and interest rate hedging and commodities instruments	Measured at fair value through profit or loss	4.b	682,615	682,615	363,329	363,329
Trade Receivables	Measured at amortized cost	5.a	3,689,500	3,663,247	4,150,876	4,111,971
Reseller Financing	Measured at amortized cost	5.b	800,936	839,090	715,530	752,471

Total			10,202,533	10,214,435	11,860,812	11,858,848

Financial liabilities:
Financing	Measured at fair value through profit or loss	16.a	1,666,092	1,666,092	1,567,374	1,567,374
Financing	Measured at amortized cost	16.a	6,008,415	7,268,742	6,889,310	6,840,079
Debentures	Measured at amortized cost	16.a	5,657,339	5,603,669	5,826,242	5,770,979
Debentures	Measured at fair value through profit or loss	16.a	1,030,892	1,030,891	833,213	833,213
Leases payable	Measured at amortized cost	13	1,588,673	1,588,673	46,066	46,066
Commodities, currency and interest rate hedging instruments	Measured at fair value through profit or loss	16	29,985	29,985	43,944	43,944
Trade payable	Measured at amortized cost	17	2,700,071	2,678,808	2,731,677	2,710,352
Subscription warrants – indemnification	Measured at fair value through profit or loss	25	130,657	130,657	123,095	123,095

Total			18,812,123	19,997,517	18,060,921	17,935,102

The fair value of financial instruments, including currency and interest hedging instruments, was determined as follows:

•	The fair value of cash and bank deposit balances are identical to their carrying values.

•	Financial investments in investment funds are valued at the value of the fund unit as of the date of the financial statements, which corresponds to their fair value.

•
Financial investments in CDBs (Bank Certificates of Deposit) and similar investments offer daily liquidity through repurchase at the “yield curve” and the Company calculates their fair value through methodologies commonly used for mark to the market.

•	The fair value of trade receivables and trade payables are approximate to their carrying values.

•
The subscription warrants – indemnification were measured based on the share price of Ultrapar (UGPA3) at the financial statements date and are adjusted to the Company’s dividend yield, since the exercise is only possible starting in 2020 onwards and they are not entitled to dividends until then. The number of shares of subscription warrants – indemnification is also adjusted according to the changes in the amounts of provision for tax, civil, and labor risks and contingent liabilities related to the period prior to January 31, 2014. (See Note 25).

•	The fair value calculation of notes in the foreign market (see Note 16.b) is based on the quoted price in an active market.
The fair value of other financial investments, financing and leases payable was determined using calculation methodologies commonly used for mark-to-market
reporting, which consist of calculating future cash flows associated with each instrument adopted and adjusting them to present value at the market rates as of the date of the financial statements. For some cases where there is no active market for the financial instrument, the Company and its subsidiaries can use quotes provided by the transaction counterparties.
The interpretation of market information on the choice of calculation methodologies for the fair value requires considerable judgment and estimates to obtain a value deemed appropriate to each situation. Consequently, the estimates presented do not necessary indicate the amounts that may be realizable in the current market.
Financial instruments were classified as financial assets or liabilities measured at amortized cost, except (i) all exchange rate and interest rate hedging instruments, which are measured at fair value through profit or loss, financial investments classified as measured at fair value through profit or loss and financial investments that are classified as measured at fair value through other comprehensive income (see Note 4.b), (ii) loans and financing measured at fair value through profit or loss (see Note 16.a), (iii) guarantees to customers that have vendor arrangements (see Note 16.i), which are measured at fair value through profit or loss, and (iv) subscription warrants – indemnification, which are measured at fair value through profit or loss (see Note 25). Cash, banks, trade receivables and reseller financing are classified as measured at amortized cost. Trade payables, leases payable and other payables are classified as financial liabilities measured at amortized cost.

j.1 Fair Value Hierarchy of Financial Instruments
The financial instruments are classified in the following categories:

(a)	Level 1—prices negotiated (without adjustment) in active markets for identical assets or liabilities;
(b)	Level 2—inputs other than prices negotiated in active markets included in Level 1 and observable for the asset or liability, either directly (as prices) or indirectly (derived from prices).
The table below shows the categories of the financial assets and financial liabilities:

	Category	Note	12/31/2019	Level 1	Level 2
Financial assets:
Cash equivalents
Cash and banks	Measured at amortized cost	4.a	284,992	284,992	—
Financial investments in local currency	Measured at fair value through other comprehensive income	4.a	1,780,939	—	1,780,939
Financial investments in foreign currency	Measured at fair value through profit or loss	4.a	49,448	49,448	—
Financial investments:
Fixed-income securities and funds in local currency	Measured at fair value through profit or loss	4.b	1,937,967	1,937,967	—
Fixed-income securities and funds in local currency	Measured at fair value through other comprehensive income	4.b	595,816	—	595,816
Fixed-income securities and funds in local currency	Measured at amortized cost	4.b	76,904	—	76,904
Fixed-income securities and funds in foreign currency	Measured at fair value through other comprehensive income	4.b	303,417	18,985	284,432
Currency and interest rate hedging instruments	Measured at fair value through profit or loss	4.b	682,615	—	682,615
Trade Receivables	Measured at amortized cost	5.a	3,663,247	—	3,663,247

Reseller Financing	Measured at amortized cost	5.b	839,090	—	839,090

Total			10,214,435	2,291,392	7,923,043

Financial liabilities:
Financing	Measured at fair value through profit or loss	16	1,666,092	—	1,666,092
Financing	Measured at amortized cost	16	7,268,742	4,587,932	2,680,810
Debentures	Measured at amortized cost	16	5,603,669	—	5,603,669
Debentures	Measured at fair value through profit or loss	16	1,030,891	—	1,030,891
Leases payable	Measured at amortized cost	13	1,588,673	—	1,588,673
Currency and interest rate hedging instruments	Measured at fair value through profit or loss	16	29,985	—	29,985
Trade payables	Measured at amortized cost	17	2,678,808	—	2,678,808

Subscription warrants – indemnification (1)	Measured at fair value through profit or loss	25	130,657	—	130,657

Total			19,997,517	4,587,932	15,409,585

	Category	Note	12/31/2019	Level 1	Level 2
Financial assets:
Cash equivalents
Cash and banks	Measured at amortized cost	4.a	205,482	205,482	—
Financial investments in local currency	Measured at fair value through other comprehensive income	4.a	3,722,308	—	3,722,308
Financial investments in foreign currency	Measured at fair value through profit or loss	4.a	11,161	11,161	—
Financial investments:
Fixed-income securities and funds in local currency	Measured at fair value through profit or loss	4.b	2,462,018	2,462,018	—
Fixed-income securities and funds in local currency	Measured at fair value through other comprehensive income	4.b	2,208	—	2,208
Fixed-income securities and funds in local currency	Measured at amortized cost	4.b	73,089	—	73,089
Fixed-income securities and funds in foreign currency	Measured at fair value through other comprehensive income	4.b	154,811	1,666	153,145
Currency and interest rate hedging instruments	Measured at fair value through profit or loss	4.b	363,329	—	363,329
Trade Receivables	Measured at amortized cost	5.a	4,111,971	—	4,111,971
Reseller Financing	Measured at amortized cost	5.b	752,471	—	752,471

Total			11,858,848	2,680,327	9,178,521

Financial liabilities:
Financing	Measured at fair value through profit or loss	16.a	1,567,374	—	1,567,374
Financing	Measured at amortized cost	16.a	6,840,079	2,841,436	3,998,643
Debentures	Measured at amortized cost	16.a	5,770,979	—	5,770,979
Debentures	Measured at fair value through profit or loss	16.a	833,213	—	833,213
Leases payable	Measured at amortized cost	13	46,066	—	46,066
Currency and interest rate hedging instruments	Measured at fair value through profit or loss	16.a	43,944	—	43,944
Trade payables	Measured at amortized cost	17	2,710,352	—	2,710,352

Subscription warrants – indemnification (1)	Measured at fair value through profit or loss	25	123,095	—	123,095

Total			17,935,102	2.841.436	15,093,666

(1)	Refers to subscription warrants issued by the Company in the Extrafarma acquisition.
The fair value of trade receivables and trade payables are classified as level 2.
k. Sensitivity Analysis of Derivative Financial Instruments
The Company and its subsidiaries use derivative financial instruments only to hedge against identified risks and in amounts consistent with the risk (limited to 100% of the identified risk). Thus, for purposes of sensitivity analysis of market risks associated with financial instruments, the Company analyzes the hedging instrument and the hedged item together, as shown on the charts below.
For the sensitivity analysis of foreign exchange hedging instruments as of December 31, 2019 and December 31, 2018, management adopted as a likely scenario the Real/U.S. dollar exchange rates at maturity of each swap, projected by U.S dollar futures contracts quoted on B3. As a reference, the exchange rate for the last maturity of foreign exchange hedging instruments is R$ 5.76 (R$ 5.86 as of December 31, 2018) in the likely scenario. Scenarios II and III were estimated with a 25% and 50% additional appreciation or depreciation of the Brazilian Real against the likely scenario, according to the risk to which the hedged item is exposed.
Based on the balances of the hedging instruments and hedged items as of December 31, 2019 and December 31, 2018, the exchange rates were replaced, and the changes between the new balance in Brazilian Reais and the original balance in Brazilian Reais were calculated in each of the three scenarios. The table below shows the change in the values of the main derivative instruments and their hedged items, considering the changes in the exchange rate in the different scenarios:

12/31/2019	Risk	Scenario I Likely	Scenario II	Scenario III
Currency swaps receivable in U.S. dollars
(1) U.S. Dollar / Real swaps	Dollar	700,499	1,668,202	2,635,905
(2) Debts/firm commitments in dollars	appreciation	(700,465)	(1,668,031)	(2,635,596)

(1)+(2)	Net effect	34	172	309

Currency swaps payable in U.S. dollars
(3) Real / U.S. Dollar swaps	Dollar	376	62,559	124,742
(4) Gross margin of Oxiteno	devaluation	(376)	(62,559)	(124,742)

(3)+(4)	Net effect	0	0	0

Options
(5) Options Real / U.S. Dollar swaps	Dollar	0	42,101	102,917
(6) Gross margin of Oxiteno	devaluation	0	(42,101)	(102,917)

(5)+(6)	Net effect	0	0	0

12/31/2018	Risk	Scenario I Likely	Scenario II	Scenario III
Currency swaps receivable in U.S. dollars
(1) U.S. Dollar / Real swaps	Dollar	372,022	1,039,669	1,707,316
(2) Debts/firm commitments in dollars	appreciation	(372,019)	(1,039,661)	(1,707,303)

(1)+(2)	Net effect	3	8	13

Currency swaps payable in U.S. dollars
(3) Real / U.S. Dollar swaps	Dollar	(65)	8,545	17,154
(4) Gross margin of Oxiteno	devaluation	65	(8,545)	(17,154)

(3)+(4)	Net effect	—	—	—

Options
(5) Options Real / U.S. Dollar swaps	Dollar	—	97,938	244,572
(6) Gross margin of Oxiteno	devaluation	—	(97,938)	(244,572)

(5)+(6)	Net effect	—	—	—

For sensitivity analysis of hedging instruments for interest rates in Brazilian Reais as of December 31, 2019 and 2018, the Company used the futures curve of the DI x Pre contract quoted on B3 as of December 31, 2019 for each of the swap and debt (hedged item) maturities, to determine the likely scenarios. Scenarios II and III were estimated based on a 25% and 50% deterioration, respectively, of the likely scenario pre-fixed
interest rate.
Based on the three scenarios of interest rates in Brazilian Reais, the Company estimated the values of its debt and hedging instruments according to the risk which is being hedged (variations in the pre-fixed
interest rates in Brazilian Reais), by projecting them to future value at the contracted rates and bringing them to present value at the interest rates of the estimated scenarios. The results are shown in the table below:

12/31/2019	Risk	Scenario I Likely	Scenario II	Scenario III
Swap de taxa de juros (em Reais) – Debentures—CRA
(1) Fixed rate swap—DI	Decrease in	(195,123)	(137,260)	(74,027)
(2) Fixed rate debt	Pre-fixed rate	195,123	137,260	74,027

(1) + (2)	Net effect	0	0	0

12/31/2018	Risk	Scenario I Likely	Scenario II	Scenario III
Interest rate swap (in Brazilian Reais) – Debentures—CRA
(1) Fixed rate swap—DI	Decrease in	(311,993)	(254,409)	(188,047)
(2) Fixed rate debt	Pre-fixed rate	311,993	254,409	188,047

(1) + (2)	Net effect	—	—	—

For the sensitivity analysis of the commodity price swings hedging instruments on December 31, 2019, the Company used the futures heating oil and gasoline (RBOB) contracts quoted on NYMEX. Scenarios II and III were estimated based on 25% and 50% deterioration, respectively, of the likely scenario commodity price.
Based on the balances of the hedging instruments and the objects hedged on December 31, 2019, prices were substituted and the variations between the new balance in Reais and the balance in Reais in the report date were calculated in each of the three scenarios. The table below shows the variation of the amounts of the derivative instruments and their objects of hedge, considering the variations in commodity prices in the different scenarios:

12/31/2019	Risk	Scenario I Likely	Scenario II	Scenario III
NDF Commodities
(1) NDF of Commodities	Decrease in	100,542	1,490,893	2,881,245
(2) Gross margin from Ipiranga	Commodities Price	(100,542)	(1,490,893)	(2,881,245)

(1) + (2)	Net effect	0	0	0